Debt (Details) - Schedule of Notes Payable Repayment Requirements - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Schedule of Tabular Form of Maturities of Notes Payable [Abstract]
Remainder of 2024	$ 1,203,402	$ 1,469,043
2025	3,776,189	3,776,189
2026	1,008,110	1,008,110
2027	1,052,832	1,052,832
2028	1,098,387	1,098,387
Thereafter	$ 6,669,850	$ 6,672,027